SHAREHOLDERS' EQUITY (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Mar. 01, 2022	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Class of Stock [Line Items]
Net proceeds warrant from the registered direct offering			$ 8,850	$ 0
Registered Direct Offerings | Placement Agent Warrants
Class of Stock [Line Items]
Warrants to purchase up to aggregate of ordinary shares	1,000,000
Exercise price	$ 0.625
Number of warrants to be granted upon exercise of warrants		750,000
Registered Direct Offerings | Placement Agent Warrants | Ordinary Shares
Class of Stock [Line Items]
Percentage of ordinary shares upon cash exercise of warrants to placement agent		5.00%
Several Institutional And Accredited Investors | Registered Direct Offerings
Class of Stock [Line Items]
Issuance of ordinary shares	20,000,000
Warrants issued	15,000,000
Exercise price	$ 0.65
Term of warrants		5 years
Warrant Amendment Agreement | Registered Direct Offerings
Class of Stock [Line Items]
Warrants to purchase up to aggregate of ordinary shares	18,525,927
Exercise price	$ 0.65
Issuance expenses		$ 1,150
Warrant Amendment Agreement | Minimum | Registered Direct Offerings
Class of Stock [Line Items]
Net proceeds warrant from the registered direct offering		8,850
Warrant Amendment Agreement | Maximum | Registered Direct Offerings
Class of Stock [Line Items]
Proceeds from issuance of registered direct offering		$ 10,000